Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Asset and Liability Management Derivative Positions
The following table summarizes the asset and liability management derivative positions of the Company at December 31:

	2023			2022
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$12,100	$—	$16	$17,400	$—	$9
Pay fixed/receive floating swaps	24,139	—	—	5,542	—	—
Cash flow hedges
Interest rate contracts
Receive fixed/pay floating swaps	18,400	—	—	14,300	—	—
Net investment hedges
Foreign exchange forward contracts	854	—	10	778	—	—
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	5,006	29	5	3,546	10	18
Sell	4,501	7	34	7,522	20	38
Options
Purchased	6,085	237	—	11,434	346	—
Written	3,696	14	75	7,849	7	148
Receive fixed/pay floating swaps	7,029	9	3	9,215	—	3
Pay fixed/receive floating swaps	3,801	—	—	9,616	—	—
Foreign exchange forward contracts	734	2	5	962	2	6
Equity contracts	227	2	—	361	—	10
Credit contracts	2,620	1	—	330	—	—
Other (a)	2,136	11	93	1,908	11	190
Total	$91,328	$312	$241	$90,763	$396	$422
(a)Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common and preferred shares of Visa Inc. The Visa swap agreements had a total notional value and fair value of $2.0 billion and $91 million at December 31, 2023, respectively, compared to $1.8 billion and $190 million at December 31, 2022, respectively. In addition, includes short-term underwriting purchase and sale commitments with total notional values of $28 million at December 31, 2023, and $13 million at December 31, 2022
Summary of Customer-Related Derivative Positions
The following table summarizes the customer-related derivative positions of the Company at December 31:

	2023			2022
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Interest rate contracts
Receive fixed/pay floating swaps	$363,375	$791	$4,395	$301,690	$309	$5,689
Pay fixed/receive floating swaps	330,539	1,817	280	316,133	2,323	206
Other(a)	82,209	17	51	40,261	3	16
Options
Purchased	102,423	1,026	18	103,489	1,794	5
Written	97,690	20	1,087	99,923	6	1,779
Futures
Buy	—	—	—	3,623	—	4
Sell	—	—	—	2,376	8	—
Foreign exchange rate contracts
Forwards, spots and swaps	121,119	2,252	1,942	134,666	3,010	2,548
Options
Purchased	1,532	28	—	954	22	—
Written	1,532	—	28	954	—	22
Commodity contracts
Swaps	2,498	116	110	—	—	—
Options
Purchased	1,936	151	—	—	—	—
Written	1,936	—	151	—	—	—
Credit contracts	13,053	1	6	10,765	1	8
Total	$1,119,842	$6,219	$8,068	$1,014,834	$7,476	$10,277
(a)Primarily represents floating rate interest rate swaps that pay based on differentials between specified interest rate indexes.

Summary of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2023	2022	2021	2023	2022	2021
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$(187)	$(56)	$94	$(59)	$(27)	$(10)
Net investment hedges
Foreign exchange forward contracts	(11)	42	19	—	—	—
Non-derivative debt instruments	(33)	59	84	—	—	—
Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.
Summary of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss)
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2023	2022	2021	2023	2022	2021
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$(187)	$(56)	$94	$(59)	$(27)	$(10)
Net investment hedges
Foreign exchange forward contracts	(11)	42	19	—	—	—
Non-derivative debt instruments	(33)	59	84	—	—	—
Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.
Summary of Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income
The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Interest Income			Interest Expense
(Dollars in Millions)	2023	2022	2021	2023	2022	2021
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$30,007	$17,945	$13,487	$12,611	$3,217	$993
Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	(430)	138	17	(458)	482	232
Hedged items	427	(139)	(19)	461	(486)	(232)
Cash flow hedges
Interest rate contract derivatives	(52)	—	—	28	—	14
Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company reclassified losses of $28 million, $36 million and $53 million into earnings during the years ended December 31, 2023, 2022 and 2021, respectively, as a result of realized cash flows on discontinued cash flow hedges. No amounts were reclassified into earnings on discontinued cash flow hedges because it is probable the original hedged forecasted cash flows will not occur.
Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges
The table below shows cumulative hedging adjustments and the carrying amount of assets and liabilities designated in fair value hedges at December 31:

	Carrying Amount of the Hedged Assets and Liabilities		Cumulative Hedging Adjustment (a)
(Dollars in Millions)	2023	2022	2023	2022
Line Item in the Consolidated Balance Sheet
Available-for-sale investment securities(b)	$11,795	$4,937	$(448)	$(552)
Long-term debt	11,987	17,190	(148)	(142)
(a)The cumulative hedging adjustment related to discontinued hedging relationships on available-for-sale investment securities and long-term debt was $(379) million and $(68) million, respectively, at December 31, 2023, compared with $(392) million and $399 million at December 31, 2022, respectively.
(b)Includes amounts related to available-for-sale investment securities currently designated as the hedged item in a fair value hedge using the portfolio layer method. At December 31, 2023, the amortized cost of the closed portfolios used in these hedging relationships was $15.6 billion, of which $9.1 billion was designated as hedged. At December 31, 2023, the cumulative amount of basis adjustments associated with these hedging relationships was $(335) million.
Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions
The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2023	2022	2021
Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	$71	$407	$511
Purchased and written options	Mortgage banking revenue	89	1	527
Swaps	Mortgage banking revenue/Other noninterest income/Interest expense	(19)	(1,010)	(197)
Foreign exchange forward contracts	Other noninterest income	(7)	(1)	1
Equity contracts	Compensation expense	(8)	(8)	7
Other	Other noninterest income	1	(181)	5
Customer-Related Positions
Interest rate contracts
Swaps	Commercial products revenue	185	98	110
Purchased and written options	Commercial products revenue	45	20	(5)
Futures	Commercial products revenue	(1)	30	3
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	195	100	93
Purchased and written options	Commercial products revenue	1	1	1
Commodity contracts
Swaps	Commercial products revenue	6	—	—
Credit contracts	Commercial products revenue	1	20	(7)